Accounts receivable, net - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Net, Current [Abstract]
Balance at beginning of the year	¥ 4,780	¥ 13,845	¥ 5,428
Additions	6,110	23,182	108,156
Charge-offs	(10,521)	(32,247)	(99,739)
Balance at end of the year	¥ 369	¥ 4,780	¥ 13,845